Document And Entity Information	6 Months Ended
Jun. 30, 2021
Document Information Line Items
Entity Registrant Name	Amplitude Healthcare Acquisition Corp
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 4
Entity Central Index Key	0001788028
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE